Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 272,501	$ 189,763	$ 250,408
Restricted cash - Carrying Amount	9,924	12,910	$ 7,750
Investments - Carrying Amount	1,000	1,000
Debt - Carrying amount	(1,684,266)	(1,763,082)
Cash and cash equivalents - Fair Value	272,501	189,763
Restricted cash - Fair value	9,924	12,910
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,684,266)	$ (1,762,938)